Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2021
Disclosure of business combinations [text block] [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Formula

a.	Acquisition of ZAP Group Ltd. (“ZAP Group”)

On April 6, 2021 (the “Zap Group acquisition date”), the Company directly acquired 100% of the share capital of Zap Group, Israel’s largest group of consumer websites which manages more than 20 leading consumer websites from diverse content worlds. The websites managed and offered by Zap provide small and medium-sized businesses in Israel with a broad and rich advertising platform and offer consumers a user-friendly search experience with a variety of advanced tools, which enable them to make educated purchase decisions in the best and most informed way. The cash consideration paid at the closing amounted to approximately NIS 244,169 (approximately $74,350), or approximately NIS 216,172 (approximately $65,825) net of acquired cash. Moreover, the former shareholders of Zap are entitled to contingent consideration payments of up to NIS 60,000 (approximately $18,270) depending on the future results of operations of Zap Group during the first two years following the acquisition. The fair value of such contingent consideration, as of the acquisition date amounted to NIS 3,577 (or $ 1,089). Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of Zap Group’s operations have been included in the consolidated financial statements since April 2021. Zap Group’s results of operations have been included in the consolidated financial statements from the Zap Group Acquisition Date.

The following table summarizes the provisional estimated consideration for the acquisition of Zap:

Cash consideration	$74,350
Acquisition date fair-value of contingent consideration	1,089
Total consideration	$75,439

The following table summarizes the provisional estimated fair values (1) allocated to Zap’s assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(7,171)
Other long-term assets	8,735
Other long-term liabilities	(4,565)
Customer relationships	39,152
Trade names	8,642
Deferred tax liabilities	(10,984)
Non-controlling interests in acquiree’s subsidiary	(1,384)
Goodwill	33,400
Total assets acquired net of acquired cash	$65,825

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of ZAP are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

b.	Acquisition of Ofek Aerial Photography Ltd. (“Ofek”)

On March 13, 2020 (the “Ofek Acquisition Date”), the Company directly acquired 86.02% of the share capital of Ofek, Israel’s market leader in the fields of aerial and satellite mapping, geographic data collection and processing, and provider of services in numerous geographic applications, for a total cash consideration of NIS 27,671 (approximately $7,888), or NIS 14,303 (approximately $3,931) net of acquired cash. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Ofek’s results of operations have been included in the consolidated financial statements since the Ofek Acquisition Date.

The following table summarizes the estimated fair values allocated to Ofek’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$4,857
Other long-term assets	4,817
Intangible assets	874
Dividend payable to former shareholder	(7,069)
Deferred tax, net	(34)
Non-controlling interests	(995)
Goodwill	1,481
Total assets acquired net of acquired cash	$3,931

ii.	Sapiens

a.	Acquisition of Thor Denmark Holding ApS and its subsidiaries (“TIA”)

On November 30, 2020 (the “TIA Acquisition Date”), Sapiens completed the acquisition of all of the outstanding shares of TIA, a leading vendor of digital software solutions. TIA offers comprehensive software solutions primarily for Property & Casualty insurers, as well as several innovative extension modules. Additionally, TIA offers a full scope of expert implementation, application management and hosting services, enabling insurers to execute their digital and business strategies. The purchase price amounted to $75,276 in cash (or $72,984 net of acquired cash), subject to net working capital adjustments. Acquisition related costs amounted to $719. TIA’s results of operations have been included in the consolidated financial statements from the TIA Acquisition Date.

During 2021, Sapiens and TIA’s former shareholders (the “Sellers”) agreed on the final working capital adjustments which resulted in payment of $0.8 million from the Sellers to Sapiens.

The following table summarizes the estimated fair values allocated to TIA’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$4,045
Other long-term assets	4,254
Developed technology	10,517
Customer relationships	19,266
Backlog	163
Goodwill	58,120
Current liabilities	(4,800)
Deferred revenues	(5,742)
Deferred tax liabilities	(6,962)
Other long-term liabilities	(5,877)
Total assets acquired, net of acquired cash	$72,984

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of TIA is primarily attributable to potential synergies with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

b.	Acquisition of sum.cumo GmbH (“sum.cumo”)

On February 6, 2020 (the “sum.cumo Acquisition Date”), Sapiens completed the acquisition of all the outstanding shares of sum.cumo, a German company, which services insurers in the DACH region, helping them to achieve digital transformation of set up their existing business models or to design entirely new business models based on pure digital processes. sum.cumo’s experts in consulting, user experience, marketing and technology enable the region’s insurers to launch highly automated platforms well suited for e-commerce and real-time processing of transactions.

The purchase price totaled $22,487 in cash (or $21,506 net of acquired cash). At the acquisition date, Sapiens issued an aggregate of 173,005 RSUs to certain senior executives of sum.cumo, valued at a total of $4,400. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria. In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561. Sum.cumo’s results of operations have been included in the consolidated financial statements from the sum.cumo Acquisition Date.

The table below presents the estimated fair value allocated to sum.cumo’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$466
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521
Total assets acquired, net of acquired cash	$21,506

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of sum.cumo is primarily attributable to sales growth from future products, new customers and potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

c.	Acquisition of Delphi Technology Inc. and its subsidiary (“Delphi”)

On July 27, 2020 (the “Delphi Acquisition Date”), Sapiens completed the acquisition of Delphi, a leading vendor of software solutions for property & casualty (P&C) carriers, with a focus on the Medical Professional Liability (or “MPL”) and Healthcare Professional Liability (or “HCPL”) markets (sometimes referred to as “medical malpractice”). The total purchase price was $19,600 in cash (or $13,335 net of acquired cash). Acquisition related costs amounted to $299. Delphi’s results of operations have been included in the consolidated financial statements from the Delphi Acquisition Date.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. The PPP Loan is scheduled to mature on April 22, 2022, has a 1% interest rate, and is subject to the terms and conditions applicable to all loans made pursuant to the Paycheck Protection Program as administered by the U.S. Small Business Administration under the CARES Act. The PPP Loan was applied for by Delphi prior to the acquisition by Sapiens.

The table below presents the estimated fair value allocated to Delphi’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(6,789)
Intangible assets	7,562
Deferred tax liabilities	(2,313)
Goodwill	14,875
Total assets acquired, net of acquired cash	$13,335

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of Delphi is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

d.	Acquisition of Tiful Gemel Ltd. (“Tiful Gemel”)

On June 1, 2020 (the “Tiful Gemel Acquisition Date”), Sapiens completed the acquisition of 75% of the outstanding shares of Tiful Gemel, an Israeli company which provides software solutions and managed services related to pension and provident funds in the Israeli market, for a total cash consideration of $1,281. In addition, under the share purchase agreement, Sapiens is committed to acquire the remainder of Tiful Gemel’s outstanding shares on June 1, 2023. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

On July 8, 2021, Sapiens concluded the acquisition of additional 20% of the outstanding shares of Tiful Gemel for a total consideration of $390.

e.	Acquisition of Cálculo S.A.U. (“Cálculo”)

On September 27, 2019 (the “Acquisition Date”), Sapiens completed the acquisition of all of the share capital of Cálculo, a Spanish-based company engaged in insurance consulting and managed services, and develops, sells and supports a proprietary core solution to the insurance Spanish market, for a total cash consideration of $5,760 (of which $5,608 were paid in September 2019, and $152 in the first quarter of 2020). In addition, the sellers and senior executives are entitled to performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700. Some of these payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of Cálculo’s operations have been included in the consolidated financial statements since September 2019.

The following table summarizes the estimated fair values allocated to Cálculo’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$47
Intangible assets	1,037
Goodwill	622
Total assets acquired, net of acquired cash	$1,706

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of EnableIT is primarily attributable to potential synergies with Magic Software, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

iii.	Magic Software

a.	Acquisition of EnableIT, LLC (“EnableIT”)

On April 1, 2021 (the “EnableIT Acquisition Date”), Magic Software completed the acquisition of all of the share capital of EnableIT, a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 6,000 (or 5,900 net of acquired cash) of which $ 4,000 was paid upon closing and the remaining $ 2,000 to be paid in two equal installments: one in April 1, 2022 and the second and final one in April 1, 2023. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The acquisition was accounted for according to the purchase method. EnableIT’s results of operations have been included in the consolidated financial statements since EnableIT Acquisition Date

The following table summarizes the estimated fair values allocated to EnableIT acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(35)
Intangible assets	2,546
Other long-term assets	459
Other long-term liabilities	(1,171)
Goodwill	4,101
Total assets acquired, net of acquired cash	$5,900

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of EnableIT is primarily attributable to potential synergies with Magic Software, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

b.	Acquisition of Menarva Ltd. (“Menrava”)

On April 1, 2021 (the “Menrava Acquisition Date”), Magic Software completed the acquisition of all of the share capital of Menarva, an Israeli-based services company which specializes in software solutions for non-profit organizations and the developer of Nativ, a proprietary comprehensive core system, based on Magic xpa, for management of rehabilitation centers for a total consideration of $5,595 (or $5,505 net of acquired cash), of which, $3,000 was paid upon closing). The remaining amount constitutes a contingent payment depending on the future operating results achieved by Menarva during 2021-2022. The fair value of the contingent consideration on the acquisition date amounted to $2,595. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The acquisition was accounted for according to the purchase method. Menrava’s results of operations were included in the consolidated financial statements of the Company commencing Menarva Acquisition Date.

The following table summarizes the estimated fair values allocated to Menarva’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(129)
Customer relationships	2,750
Other long-term assets	194
Other long-term liabilities	(787)
Goodwill	3,477
Total assets acquired, net of acquired cash	$5,505

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of Menarva is primarily attributable to potential synergies with Magic Software, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

c.	Acquisition of 9540 Y.G. Soft IT Ltd. (“Soft IT”)

On January 1, 2021 (the “SoftIT Acquistion Date”), Magic Software, through one of its Israeli subsidiaries, acquired 60% of the shares of Soft IT, an Israel-based services company which specializes in outsourcing of software development services for a total consideration of up to $1,134 (or $834 net of acquired cash), of which $367 were paid upon closing, $256 were paid on July 4, 2021, and the remaining amount constitutes a contingent payment depending on the future operating results achieved by Soft IT. The fair value of the contingent consideration as of the acquisition date amounted to $510. In addition, both Magic Software and Soft IT’s minority shareholder hold a mutual call and put options, respectively, for the remaining 40% interest. Thus, the noncontrolling interests were classified as redeemable noncontrolling interests. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The acquisition was accounted for according to the purchase method. Soft IT’s results of operations were included in the consolidated financial statements of the Company commencing SoftIT Acquistion Date.

The following table summarizes the estimated fair values allocated to Soft IT’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(351)
Customer relationships	1,150
Other long-term assets	613
Other long-term liabilities	(826)
Redeemable non-controlling interests	(719)
Goodwill	967
Total assets acquired, net of acquired cash	$834

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of Soft IT is primarily attributable to potential synergies with Magic Software, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

d.	Acquisition of Aptonet Inc (“Aptonet”)

On May 7, 2020 (the “Aptonet Acquisition Date”), Magic Software acquired all of the share capital of Aptonet, a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 4,663 (or $3,870 net of acquired cash), of which $ 3,663 was paid upon closing and the remaining $ 1,000 paid in two equal installments, at the end of the 6- and 12-months periods following the closing date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Aptonet’s results of operations have been included in the consolidated financial statements since Aptonet Acquisition Date.

The goodwill from the acquisition of Aptonet is primarily attributable to potential synergies with Magic Software U.S. IT staffing operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the estimated fair values allocated to Apronet’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired, net of acquired cash	$3,870

e.	Acquisition of Stockell Information Systems, Inc (“Stockell”)

On September 2, 2020 (the “Stockell Acquisition Date”), Magic Software acquired all of the share capital of Stockell, a U.S.-based services company, specializing in IT staffing and recruiting, for a total consideration of $ 7,714, of which $ 6,265 was paid upon closing with the remaining $ 1,449 due 12 months following the closing date. In December 2021 and following a few discrepancies in the sellers’ disclosures, Magic Software paid as a final consideration additional $760 to settle the remainder of the consideration. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Stockell’s results of operations have been included in the consolidated financial statements since the Stockell Acquisition Date.

The goodwill from the acquisition of Stockell is primarily attributable to potential synergy with Magic Software U.S. IT staffing operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the estimated fair values allocated to Stockell’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired	$7,714

f.	Acquisition of Mobisoft Ltd (“Mobisoft”) and Magic Hands B.V (“Magic Hands”)

In July 2020 and June 2020, Magic Software acquired 70% of the outstanding share capital of Mobisoft and all of the outstanding share capital of Magic Hands., respectively. The cash consideration paid for both Mobisoft and Magic Hands individually and in the aggregate, was not material and amounted to $ 11,340. Magic Software and the seller of Mobisoft both hold mutual options to purchase and sell (respectively) the remaining 30% interest in Mobisoft which may be exercised during the three-year period beginning following the third-year anniversary of the acquisition. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Acquisition related costs were immaterial. Mobisoft’s and Magic Hands’ results of operations were included in the consolidated financial statements of the Company since their respective acquisition dates.

The following table summarizes the aggregated estimated fair values allocated to Mobisfot’s and Magic Hands’ acquired assets and assumed liabilities, with reference to the acquisition as of their respective acquisition dates:

Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired, net of acquired cash	$11,340

g.	Acquisition of NetEffects Inc. (“NetEffects”)

On July 1, 2019, Magic Software acquired a all of the share capital of NetEffects, a U.S based services company, engaged in IT staffing and recruiting services, for a total consideration of $12,500 (or $12,333 net of acquired cash), of which $9,400 was paid upon closing, $1,550 was paid during 2020 and the remaining $1,550 was paid during 2021. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of operations were included in the consolidated financial statements of the Group commencing July 1, 2019.

The goodwill from the acquisition of NetEffects is primarily attributable to potential synergy with Magic Software’s U.S. IT staffing operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the estimated fair values allocated to Neteffect’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

h.	Acquisition of PowWow Inc. (“PowWow”)

On April 1, 2019, Magic Software acquired all of the share capital of PowWow, creator of SmartUX™, a leading Low-Code development platform for mobilizing and modernizing enterprise applications, for a total consideration of $8,443 (net of acquired cash). Total consideration included an estimated deferred consideration of $2,040 contingent upon PowWow meeting various revenue targets over three years (2020-2022). During 2020, Magic Software reversed the entire contingent amount as its management estimated that PowWow will not meet its revenue targets. Acquisition related costs amounted to $980. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of operations were included in the consolidated financial statements of the Group commencing April 1, 2019.

The following table summarizes the estimated fair values allocated to PowWow’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

i.	Acquisition of OnTarget Group Inc (“OnTarget”).

On February 28, 2019, Magic Software acquired all of the share capital of OnTarget, a U.S.-based services company, specializes in outsourcing of software development services, for a total consideration of $12,456. Total consideration consists of $7,000 of which $6,000 was paid in cash upon closing with $1,000 deferred and paid in two equal installments on the six-month and 15-month anniversary of the closing. The remaining amount constitutes a deferred payment contingent upon OnTarget meeting future operating results over four years (2019-2022). Based on OnTarget’s operating results between 2019 and 2021, Magic Software estimates the total purchase price is expected to amount to approximately $19,617. Beyond the $6,500 paid in 2019, Magic Software paid $1,000 in 2020, $1,000 in 2021 and $2,000 in 2022. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Acquisition related costs were immaterial. OnTarget results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The goodwill from the acquisition of OnTaret is primarily attributable to potential synergy with Magic Software’s operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the estimated fair values allocate to OnTarget’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$444
Intangible assets	4,908
Deferred taxes	(1,276)
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

j.	On October 1, 2019 Magic Software acquired 30% of the share capital of Infinigy Solutions LLC (“Infinigy”), increasing its share capital interest from 70% to 100%, for a total cash consideration of $4,393, which was paid upon closing. Infinigy is U.S.-based services company focused on expanding the development and implementation of technical solutions which deliver design-driven turnkey solutions, combining Architecture and Engineering, or A&E design, project management and general contracting competencies, across the wireless communications industry.

iv.	Matrix

a.	Acquisition of AVB Technologies Ltd. (“AVB Technologies”)

On October 5, 2021, Matrix, through Matrix Integration and Infrastructure Ltd., Matrix’s wholly owned subsidiary, acquired 60% of the share capital of AVB Technologies for cash consideration of NIS 4,626 (approximately $1,433), or NIS 4,068 (approximately $1,260) net of acquired cash. As part of the purchase agreement, the sellers may be entitled to additional future consideration contingent upon AVB Technologies meeting certain future operating profit targets. As of the acquisition date, Matrix estimates the future value of the contingent consideration at NIS 2,127 (approximately $659). AVB Technologies provides services in the field of multimedia systems. AVB Technologies’ services vary from constructing multimedia systems for meeting rooms to video conference rooms, state of the art digital display solutions, video walls, command and control management rooms, advanced audio solutions and advanced display solutions. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. AVB Technologies results of operations were included in the consolidated financial statements of the Company commencing October 2021.

The following table summarizes the provisional estimated fair values (1) allocated to AVB Technologies’ acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$234
Other long-term assets	101
Intangible assets	1,030
Deferred taxes	(237)
Other long-term liabilities	(1,114)
Non-controlling interests	(338)
Goodwill	1,584
Total assets acquired net of acquired cash	$1,260

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of AVB Technologies are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

b.	Acquisition of I.T.D. Group Ltd. (“I.T.D. Group”)

On April 29, 2021, Matrix acquired 75% of the share capital of the I.T.D. Group for a cash consideration of NIS 5,750 (approximately $1,771) or NIS 3,669 net of acquired cash (approximately $1,132). As part of the purchase agreement, the sellers may still be entitled to future additional consideration contingent upon I.T.D. Group achieving certain future operating profit targets. As of the acquisition date, Matrix estimates the future value of the contingent consideration at NIS 693 (approximately $213). Matrix also holds a future call option to purchase the remaining 25% of I.T.D. Group’s share capital. I.T.D. Group is a leading provider of software development, regulation and cybersecurity services for the healthcare industry in Israel, assisting companies to: design and develop innovative solutions, services, and desktop, mobile, and cloud-based apps; ensure rock-solid cybersecurity and privacy in compliance with HIPAA/GDPR standards; and manage FDA/CE submissions. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. I.T.D Group’s results of operations were included in the consolidated financial statements of the Company commencing May 2021.

The following table summarizes the provisional estimated fair values (1) allocated to I.T.D Group’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$86
Other long-term assets	179
Intangible assets	781
Deferred taxes	(321)
Other long-term liabilities	(1,574)
Redeemable non-controlling interests	(155)
Goodwill	2,136
Total assets acquired net of acquired cash	$1,132

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of I.T.D. Group are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

c.	Acquisition of SQ Service Quality Ltd. (“SQ Service Quality”)

On April 5, 2021, Babcom Centers Ltd., a subsidiary of Matrix, acquired 60% of the share capital of SQ Service Quality for cash consideration of NIS 4,043 (approximately $1,218) or NIS 2,734 net of acquired cash (approximately $822). As part of the purchase agreement, the sellers may still be entitled to future additional consideration contingent upon SQ Service Quality achieving certain future operating profit targets. As of the acquisition date, Matrix estimates the future value of the contingent consideration at NIS 344 (approximately $104). Matrix and SQ Service Quality’s minority shareholder hold mutual call and put options for the remaining 40% interest in SQ Service Quality. SQ Service Quality has been active for more than a decade and it accompanies organizations and companies in service quality improvement processes. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. SQ Service Quality results of operations were included in the consolidated financial statements of the Company commencing April 2021.

The following table summarizes the provisional estimated fair values (1) allocated to SQ Service Quality’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$84
Other long-term assets	64
Intangible assets	431
Deferred taxes	(99)
Other long-term liabilities	(107)
Redeemable non-controlling interests	(797)
Goodwill	1,246
Total assets acquired net of acquired cash	$822

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of SQ Service Quality are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

d.	Acquisition of A.A Engineering Ltd. (“A.A Engineering”)

On April 5, 2021, Dana Engineering Ltd. (a subsidiary of Matrix), acquired 75% of the share capital of A.A Engineering for NIS 10,490 (approximately $3,160) or NIS 9,289 net of acquired cash (approximately $2,797). As part of the purchase agreement, the sellers may be entitled to future additional consideration contingent upon A.A Engineering achieving certain future operating profit targets. As of the acquisition date, Matrix estimates the future value of the contingent consideration at NIS 474 (approximately $143). Matrix holds a call option for the remaining 25% share interest in A.A Engineering. Since 1973, A.A Engineering specializes in planning, management, coordination and supervision work in civil engineering projects serving a wide range of customers, both from institutions and public bodies and from leading companies in the Israeli economy.

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. A.A Engineering’s results of operations were included in the consolidated financial statements of the Company commencing April 2021.

The following table summarizes the provisional estimated fair values (1) allocated to A.A Engineering’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$389
Other long-term assets	104
Intangible assets	1,139
Deferred taxes	(262)
Other long-term liabilities	(260)
Non-controlling interests	(527)
Goodwill	2,214
Total assets acquired net of acquired cash	$2,797

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of A.A Engineering are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

e.	Acquisition of Gestetnertec Ltd. (“Gestetnertec”)

On July 9, 2020, Matrix acquired 51% of the share capital of Gestetnertec, an Israeli-based company and a provider of comprehensive solutions in the area of printing, document production services including, among other things, three-dimensional model printing solutions, for a total consideration of approximately NIS 49,853 million (or $14,475), or NIS 31,576 (approximately $9,169) net of acquired cash. In addition, Matrix and the sellers hold mutual call and put options, respectively, for the remaining 49% interest in Gestetnertec. The fair value of the put option measured on the acquisition date amounted to NIS 61,238 (approximately $17,781). Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of Gestetnertec’s operations have been included in the consolidated financial statements since July 1, 2020.

The goodwill from the acquisition of Gestetnertec is primarily attributable to potential synergy with Matrix operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the provisional estimated(1) fair values of the assets acquired and liabilities at the date of acquisition:

Net assets excluding cash acquired	$12,746
Short-term bank credit	(10,598)
Non-controlling interest	(135)
Liability to acquire non-controlling interests (put option)	(17,781)
Intangible assets, net	16,337
Deferred taxes	(4,021)
Goodwill	12,621
Total assets acquired net of acquired cash	$9,169

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of Gestetnertec are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

f.	Acquisition of RightStar Inc. (“RightStar”)

On November 16, 2020, Matrix acquired all of the share capital of RightStar, a U.S. based company and a seller and an integrator of BMC and Atlassian Jira solutions, for total consideration of approximately $3,566 (or $100), net of acquired cash, of which $3,040 was paid in cash and $526 thousands was paid on January 15, 2021. Sellers may also be entitled to a contingent consideration, estimated as of the acquisition date at $1,032, upon RightStar meeting various operating profit targets. Based on RightStar’s operating results Matrix estimates the contingent consideration as of December 31, 2021 at approximately $2,300. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. The results of RightStar’s operations have been included in the consolidated financial statements since November 2020. The goodwill from the acquisition of RightStar is primarily attributable to potential synergy with Matrix U.S. operations, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

The following table summarizes the provisional estimated (1) fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities excluding cash acquired	$(763)
Contingent liability in respect of business combinations	(1,077)
Intangible assets, net	354
Deferred taxes	(95)
Goodwill	922
Total liabilities acquired net of acquired cash	$(659)

(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of RightStar are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

g.	In January 2020, Matrix acquired 40% of the share capital of Network Infrastructure Technologies (NIT), increasing its share capital interest from 60% to 100%, for a total cash consideration of $4,500, which was paid upon closing.

h.	Acquisition of Techtop Ltd. (“TechTop”)

On May 7, 2019, Matrix purchased the net assets of Techtop, (meeting the definition of a business) for a cash consideration of NIS 17,087 (approximately $4,764). TechTop is a leasing Israeli supplier of professional sound and systems. As part of the purchase price allocation, the excess of the purchase price paid over the value of net assets acquired in the amount of NIS 8,602 (approximately $2,398) was allocated to goodwill. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Techtop results of operations were included in the consolidated financial statements of the Company commencing April 1, 2019.

i.	Acquisition of Medatech Information Technologies Ltd. (“Medatech Technologies”)

On February 20, 2019, Matrix acquired all the share capital of Medatech Technologies, an Israeli-based company and a leading system integrator with many years of experience in distributing and implementing Priority ERP software, for NIS 85,000 (approximately $23,500) or NIS 77,753 (approximately $21,496) net of acquired cash. On April 7, 2019, Matrix acquired additional 25% of the issued and outstanding share capital of Medatech Systems Inc., (“Medatech Systems”) a subsidiary of Medatech Technologies, for NIS 5,175 (approximately $1,443) or NIS 2,007 (approximately $560) net of acquired cash. Resulting from the acquisition, Medatech Technologies interest in the issued and outstanding share capital of Medatech Systems increased to 75%. Matrix and the seller both hold mutual options to purchase and sell (respectively) 5% of the remaining share capital of Medatech Systems at the end of the second-year anniversary following the acquisition. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Medatech results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$2,340
Intangible assets	7,553
Deferred taxes	(2,276)
Credit from banks and others	(5,550)
Non-controlling interests	(434)
Goodwill	20,423
Total assets acquired net of acquired cash	$22,056

j.	Acquisition of Dana Engineering Ltd. (“Dana Engineering”)

On February 6, 2019, Matrix acquired 80% of the issued and outstanding share capital of Dana Engineering, an Israeli-based company providing project management services in the field of national infrastructure in Israel, for total cash consideration of NIS 52,000 (approximately $14,370). Matrix and the seller hold mutual options to purchase and sell (respectively) the remaining 20% interest in Dana Engineering which may be exercised following the second-year anniversary of the acquisition. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Dana Engineering results of operations were included in the consolidated financial statements of the Company commencing February 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(9,270)
Intangible assets	5,311
Deferred taxes	(1,138)
Non-controlling interests	(5,235)
Goodwill	9,746
Total assets acquired net of acquired cash	$(586)

v.	Michpal

a.	Acquisition of Liram Financial Software Ltd. (“Liram”)

On May 17, 2020, Michpal acquired 70% of the share capital of Liram, an Israeli-based company and a provider of proprietary integrated specialized solutions in the field of financial accounting, taxation and compliance, for a total cash consideration of NIS 15,260 (approximately $4,319). In addition, Michpal and the seller hold mutual call and put options, respectively, for the remaining 30% interest in Liram. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Liram results of operations were included in the consolidated financial statements of the Company commencing May 1, 2020.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities	$(751)
Non-controlling interest	(821)
Intangible assets	4,529
Deferred tax liability	(1,042)
Goodwill	2,404
Total assets acquired	$4,319

b.	Acquisition of Unique Software Industries Ltd.

In November 2019, Michpal acquired all of the share capital of Unique Software Industries Ltd. (“Unique”), an Israeli-based company and a provider of integrated solutions in the field of payroll, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, for total cash consideration of NIS 48,650 (approximately $14,049), or NIS 44,945 (approximately $12,979) net of acquired cash. In accordance with the purchase agreement, the seller may also be entitled to receive a performance-based payment capped at NIS 12,218 (approximately $3,528), estimated on the date of the acquisition at NIS 9,736 (approximately $2,811), subject to certain milestones to be met by Unique over the four years following the acquisition date. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Unique’s results of operations were included in the consolidated financial statements of the Company commencing November 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(244)
Intangible assets	8,425
Deferred tax liability	(1,938)
Goodwill	9,547
Total assets acquired net of acquired cash	$15,790